FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
SCHEDULE OF WARRANT USING BLACK-SCHOLES MODEL INPUTS
July 10, 2023
Exercise price	$1,800
Share price	$1,800
Time to maturity	4.8 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%
Dividend yield	-

Series A Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

	December 31, 2024	December 31, 2023
Exercise price	$20,000	$20,000
Share price	$10.32	$634
Time to maturity	3.4 years	4.4 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.4%	4.0%
Dividend yield	0%	0%

Series B Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

	December 31, 2024	December 31, 2023
Exercise price	$20,000	$20,000
Share price	$10.32	$634
Time to maturity	0.4 years	1.4 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.4%	4.0%
Dividend yield	0%	0%

Series A-B Placement Agent Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

	December 31, 2024	December 31, 2023
Exercise price	$25,000	$25,000
Share price	$10.32	$634
Time to maturity	3.4 years	4.4 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.4%	4.0%
Dividend yield	0%	0%

Series D Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

August 30, 2023
Exercise price	$1,760
Share price	$2,200
Time to maturity	5.5 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%

Series D Placement Agent Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

August 30, 2023
Exercise price	$2,200
Share price	$2,200
Time to maturity	5.5 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%
Dividend yield	-

Series E Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

December 18, 2023
Exercise price	$400
Share price	$522
Time to maturity	5.0 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%

Series E Placement Agent Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

December 18, 2023
Exercise price	$500
Share price	$522
Time to maturity	5.0 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%

Series F Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

May 8, 2024
Exercise price	$188
Share price	$294
Time to maturity	3.5 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%

Series F Placement Agent Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

May 8, 2024
Exercise price	$560
Share price	$294
Time to maturity	3.5 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%

Series G Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

August 15, 2024
Exercise price	$20
Share price	$58.24
Time to maturity	1.0 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%

Series H Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

August 29, 2024
Exercise price	$20
Share price	$85.45
Time to maturity	1.0 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%

Series H Placement Agent Warrants [Member]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES VALUATION MODEL

The inputs associated with calculating the fair value of the warrants are considered to be Level 2 and were valued using a Black-Scholes valuation model. The inputs were as follows:

August 29, 2024
Exercise price	$26
Share price	$85.45
Time to maturity	1.0 years
Expected volatility	90%
Risk free interest rate (US treasury bond)	4.0%